Business combinations - ACTech Narrative (Detail) - ACTech - Provisional fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Total purchase consideration in cash net of indemnification assets	€ 28,907
Difference final and provision fair value assets and liabilities	2,432
Fair value customer relationship	17,092
Fair value patented technology	515
Fair value order backlog	826
Fair value tax contingency	511
Trade receivables recognised as of acquisition date	5,176
Fair value property, plant and equipment	20,229
Fair value adjustment inventory	433
Acquisition price paid in cash including escrow	29,418
Escrow amount	3,788
Indemnification assets	511
Acquisition costs	609
Contribution of revenue	9,965
Contribution to net profit	275
Proforma contribution revenue	37,096
Proforma contribution net profit	€ 2,060